ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 $ / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2017 USD ($) $ / shares	May 23, 2017 $ / shares	Jun. 29, 2016	Jun. 19, 2015 $ / shares	Jun. 18, 2015 $ / shares
Organization And Principal Activities [Line Items]
Sale of equity interest, percentage	46.43%		75.00%	75.00%
Equity interest retained	28.57%						28.57%
Premium on Closing Share Price , Percentage		70.50%
Business Acquisition, Transaction Costs | $								$ 5,320
Business Acquisition Cost Of Acquired Entity Transaction Additional Costs | $								$ 10,640
Ordinary shares [Member]
Organization And Principal Activities [Line Items]
Proposed price per share		$ 3.00
Business Acquisition, Share Price								$ 2.05	$ 2.00
American depositary share [Member]
Organization And Principal Activities [Line Items]
Proposed price per share		$ 6.00										$ 3.52
Business Acquisition, Share Price								$ 4.10	$ 4.00
AM Advertising [Member]
Organization And Principal Activities [Line Items]
Sale of equity interest, percentage							20.18%
Longde Wenchuang the Buyer [Member]
Organization And Principal Activities [Line Items]
Sale of equity interest, amount			$ 302,400	¥ 2,100,000,000
Longde Wenchuang the Buyer [Member] | AM Advertising [Member]
Organization And Principal Activities [Line Items]
Equity interest retained										28.57%
Mr. Herman Man Guo [Member] | Proposal [Member]
Organization And Principal Activities [Line Items]
Proposed price per share											$ 3.00
Mr. Herman Man Guo [Member] | Proposal [Member] | American depositary share [Member]
Organization And Principal Activities [Line Items]
Proposed price per share											$ 6.00
Yuehang Chuanyi Technology Beijing Co., Ltd. Chuanyi Technology [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage					100.00%
AirMedia Online Network Technology Co., Ltd. ("AM Online") [Member] | Yuehang Chuanyi Technology Beijing Co., Ltd. Chuanyi Technology [Member]
Organization And Principal Activities [Line Items]
Loan to shareholders | ¥					¥ 40,000
Term of loan					15 days
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengshi [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage					0.50%
AM Yuehang [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage					1.00%
Variable Interest Entity, Primary Beneficiary [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage					100.00%
Variable Interest Entity, Consolidated Net Revenue Percentage					100.00%	98.80%	98.00%
Variable Interest Entity, Consolidated Total Assets Percentage					85.60%	80.00%
Variable Interest Entity, Consolidated Total Liabilities Percentage					85.60%	83.70%